UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Polar Securities Inc.
           --------------------------------------------------
Address:   401 Bay Street, Suite 1900, PO Box 19
           --------------------------------------------------
           Toronto, Ontario M5H 2Y4
           --------------------------------------------------
           Canada
           --------------------------------------------------

Form 13F File Number:      028-12489
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robyn Schultz
           --------------------------------------------------
Title:     Chief Compliance Officer
           --------------------------------------------------
Phone:     416-369-4453
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Robyn Schultz          Toronto, Ontario Canada         11/14/11
       ------------------------   ------------------------------  ----------

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             115

Form 13F Information Table Value Total:  $    1,321,301
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
99 CENTS ONLY STORES         COM              65440K106   11,173    606,576 SH       SOLE                   606,576
AGILENT TECHNOLOGIES INC     COM              00846U101    9,274    296,780 SH       SOLE                   296,780
ALLIANCE DATA SYSTEMS CORP   NOTE 4.750% 5/1  018581AC2   18,399  9,000,000 PRN      SOLE                 9,000,000
APPLE INC                    COM              037833100   91,402    239,700 SH  PUT  SOLE                   239,700
ARMOUR RESIDENTIAL REIT INC  *W EXP 11/07/201 042315119        6    305,800 SH       SOLE                   305,800
AUSTRALIA ACQUISITION CORP   SHS              G06368107    8,279    850,000 SH       SOLE                   850,000
AUSTRALIA ACQUISITION CORP   *W EXP 99/99/999 G06368115        8     29,410 SH       SOLE                    29,410
AVIAT NETWORKS INC           COM              05366Y102    2,326    989,694 SH       SOLE                   989,694
BARRICK GOLD CORP            COM              067901108    8,603    184,424 SH       SOLE                   184,424
BCE INC                      COM NEW          05534B760    5,619    150,000 SH  PUT  SOLE                   150,000
BCE INC                      COM NEW          05534B760    3,746    100,000 SH  CALL SOLE                   100,000
BIO RAD LABS INC             CL A             090572207    3,222     35,500 SH       SOLE                    35,500
BIOMARIN PHARMACEUTICAL INC  NOTE 1.875% 4/2  09061GAD3   19,923 11,975,000 PRN      SOLE                11,975,000
BLUE WOLF MONGOLIA HOLDINGS  SHS              G11962100    3,444    350,000 SH       SOLE                   350,000
BRINKER INTL INC             COM              109641100    2,847    136,100 SH       SOLE                   136,100
BROOKFIELD RESIDENTIAL PPTYS COM              11283W104    4,138    622,252 SH       SOLE                   622,252
BRUNSWICK CORP               COM              117043109   14,278  1,016,951 SH       SOLE                 1,016,951
CASELLA WASTE SYS INC        CL A             147448104    5,293  1,006,239 SH       SOLE                 1,006,239
CAZADOR ACQUISITION CORPORAT SHS              G19867103    5,432    560,000 SH       SOLE                   560,000
CEPHALON INC NOTE 2.500% 5/0 NOTE 2.500% 5/0  156708AR0   37,164 30,000,000 PRN      SOLE                30,000,000
CHESAPEAKE ENERGY CORP       NOTE 2.750%11/1  165167BW6   15,400 15,000,000 PRN      SOLE                15,000,000
CHINA GROWTH EQUITY INV LTD  *W EXP 99/99/999 G2114K123      117    275,000 SH       SOLE                   275,000
CHINA GROWTH EQUITY INV LTD  SHS              G2114K107    5,757    600,000 SH       SOLE                   600,000
CHINA METRO-RURAL HLDGS LTD  SHS              G3163G104      122    104,000 SH       SOLE                   104,000
COMPLETE PRODUCTION SERVICES COM              20453E109    5,133    272,303 SH       SOLE                   272,303
COTT CORP QUE                COM              22163N106    3,561    522,979 SH       SOLE                   522,979
CURRENCYSHARES CDN DLR TR    CDN DOLLAR SHS   23129X105   22,600    238,200 SH  CALL SOLE                   238,200
CURRENCYSHARES EURO TR       EURO SHS         23130C108   66,735    500,000 SH  CALL SOLE                   500,000
CVR ENERGY INC               COM              12662P108    5,776    273,215 SH       SOLE                   273,215
DENTSPLY INTL INC NEW        COM              249030107   13,451    438,300 SH       SOLE                   438,300
DISNEY WALT CO               COM DISNEY       254687106    9,000    298,400 SH       SOLE                   298,400
DOLLAR TREE INC              COM              256746108    7,514    100,000 SH  PUT  SOLE                   100,000
DST SYS INC DEL              COM              233326107   19,044    434,500 SH       SOLE                   434,500
DUNKIN BRANDS GROUP INC      COM              265504100    2,770    100,000 SH  PUT  SOLE                   100,000
E M C CORP MASS              NOTE 1.750%12/0  268648AM4   28,196 20,000,000 PRN      SOLE                20,000,000
EBAY INC                     COM              278642103   16,573    562,000 SH       SOLE                   562,000
ELECTRONICS FOR IMAGING INC  COM              286082102   12,686    941,818 SH       SOLE                   941,818
ENDO PHARMACEUTICALS HLDGS I NOTE 1.750% 4/1  29264FAB2   20,433 18,000,000 PRN      SOLE                18,000,000
EQUIFAX INC                  COM              294429105   26,191    852,019 SH       SOLE                   852,019
EQUINIX INC                  NOTE 3.000%10/1  29444UAG1   11,666 11,079,000 PRN      SOLE                11,079,000
EQUINIX INC                  NOTE 4.750% 6/1  29444UAH9   11,610  9,000,000 PRN      SOLE                 9,000,000
EVERGREEN ENERGY INC NEW     COM NEW          30024B203      170    191,359 SH       SOLE                   191,359
EXPRESS INC                  COM              30219E103    6,104    300,828 SH       SOLE                   300,828
FEDEX CORP                   COM              31428X106    7,600    112,286 SH       SOLE                   112,286
FIDELITY NATL INFORMATION SV COM              31620M106   16,395    674,142 SH       SOLE                   674,142
FIRST MAJESTIC SILVER CORP   COM              32076V103   20,217  1,329,200 SH       SOLE                 1,329,200
FIRSTSERVICE CORP            SDCV 6.500%12/3  33761NAA7   20,432 18,424,000 PRN      SOLE                18,424,000
GLOBAL EAGLE ACQUISITION COR COM              37951D102    5,282    556,023 SH       SOLE                   556,023
GOOGLE INC                   CL A             38259P508   15,348     29,800 SH       SOLE                    29,800
GROUPE CGI INC               CL A SUB VTG     39945C109   38,919  2,069,046 SH       SOLE                 2,069,046
HEARTLAND EXPRESS INC        COM              422347104    6,675    492,233 SH       SOLE                   492,233
HEARTWARE INTL INC           NOTE 3.500%12/1  422368AA8    4,465  4,500,000 PRN      SOLE                 4,500,000
HERTZ GLOBAL HOLDINGS INC    NOTE 5.250% 6/0  42805TAA3   29,221 22,500,000 PRN      SOLE                22,500,000
HUDSON HIGHLAND GROUP INC    COM              443792106    4,723  1,380,964 SH       SOLE                 1,380,964
IAC INTERACTIVECORP          COM PAR $.001    44919P508   12,451    314,813 SH       SOLE                   314,813
INFINERA CORPORATION         COM              45667G103    1,430    185,200 SH  CALL SOLE                   185,200
INTERCONTINENTAL HTLS GRP PL SPONS ADR NEW    45857P301    5,682    353,349 SH       SOLE                   353,349
ISHARES TR                   RUSSELL 2000     464287655   12,860    200,000 SH  PUT  SOLE                   200,000
IVANHOE MINES LTD            COM              46579N103    5,309    387,544 SH       SOLE                   387,544
JAGUAR MNG INC               COM              47009M103    1,410    300,000 SH  PUT  SOLE                   300,000

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- ---------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
KVH INDS INC                 COM              482738101    1,695    214,291 SH       SOLE                   214,291
LATTICE SEMICONDUCTOR CORP   COM              518415104   15,377  2,928,900 SH       SOLE                 2,928,900
LDK SOLAR CO LTD             SPONSORED ADR    50183L107      253     81,000 SH  CALL SOLE                    81,000
LINCARE HLDGS INC            NOTE 2.750%11/0  532791AF7   20,675 20,000,000 PRN      SOLE                20,000,000
LIZ CLAIBORNE INC            COM              539320101    2,000    400,000 SH  PUT  SOLE                   400,000
LIZ CLAIBORNE INC            COM              539320101    1,000    200,000 SH  CALL SOLE                   200,000
MICROSOFT CORP               COM              594918104   11,549    464,000 SH       SOLE                   464,000
MINDSPEED TECHNOLOGIES INC   COM NEW          602682205    2,669    513,267 SH       SOLE                   513,267
MOHAWK INDS INC              COM              608190104    5,632    131,244 SH       SOLE                   131,244
MOVE INC COM                 COM              62458M108    4,990  3,441,543 SH       SOLE                 3,441,543
NAUTILUS MARINE ACQUISIT COR SHS              Y6255E101    3,814    400,000 SH       SOLE                   400,000
NAUTILUS MARINE ACQUISIT COR *W EXP 06/17/201 Y6255E119      150    400,000 SH       SOLE                   400,000
NETAPP INC                   NOTE 1.750% 6/0  64110DAB0   30,466 25,000,000 PRN      SOLE                25,000,000
NOVAGOLD RES INC             NOTE 5.500% 5/0  66987EAA5    7,664  7,500,000 PRN      SOLE                 7,500,000
OIL STS INTL INC             NOTE 2.375% 7/0  678026AB1    8,128  5,000,000 PRN      SOLE                 5,000,000
OPEN TEXT CORP               COM              683715106    3,974     76,251 SH       SOLE                    76,251
PRECISION DRILLING CORP      COM 2010         74022D308   12,199  1,471,579 SH       SOLE                 1,471,579
PRIME ACQUISITION CORP       SHS              G72436101    4,410    463,000 SH       SOLE                   463,000
PRIME ACQUISITION CORP       *W EXP 99/99/999 G72436127      163    347,200 SH       SOLE                   347,200
RED ROBIN GOURMET BURGERS IN COM              75689M101    2,438    101,200 SH       SOLE                   101,200
RELIANCE STEEL & ALUMINUM CO COM              759509102    3,659    107,600 SH       SOLE                   107,600
REPUBLIC SVCS INC            COM              760759100   19,570    697,447 SH       SOLE                   697,447
ROCKWELL AUTOMATION INC      COM              773903109    5,986    106,900 SH       SOLE                   106,900
ROSS STORES INC              COM              778296103   11,017    140,000 SH  PUT  SOLE                   140,000
RSC HOLDINGS INC             COM              74972L102    5,535    776,300 SH       SOLE                   776,300
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605   10,472    886,700 SH  PUT  SOLE                   886,700
SHUFFLE MASTER INC           COM              825549108    7,427    883,139 SH       SOLE                   883,139
SMART TECHNOLOGIES INC       CL A SUB VTG S   83172R108    4,594  1,093,747 SH       SOLE                 1,093,747
SMITH A O                    COM              831865209   20,648    644,658 SH       SOLE                   644,658
SPDR GOLD TRUST              GOLD SHS         78463V107    7,903     50,000 SH  PUT  SOLE                    50,000
SPDR S&P 500 ETF TR          TR UNIT          78462F103   28,288    250,000 SH  PUT  SOLE                   250,000
SPDR S&P MIDCAP 400 ETF TR   UTSER1 S&PDCRP   78467Y107   42,639    300,000 SH  PUT  SOLE                   300,000
SPROTT PHYSICAL GOLD TRUST   UNIT             85207H104   19,288  1,374,782 SH       SOLE                 1,374,782
STANTEC INC                  COM              85472N109   20,548    923,097 SH       SOLE                   923,097
SUN LIFE FINL INC            COM              866796105    1,308     55,000 SH  PUT  SOLE                    55,000
SUN LIFE FINL INC            COM              866796105    1,307     54,950 SH       SOLE                    54,950
SXC HEALTH SOLUTIONS CORP    COM              78505P100   42,381    760,884 SH       SOLE                   760,884
TASEKO MINES LTD             COM              876511106    1,024    401,500 SH  PUT  SOLE                   401,500
TASEKO MINES LTD             COM              876511106      893    350,000 SH       SOLE                   350,000
THOMPSON CREEK METALS CO INC COM              884768102    5,566    917,000 SH       SOLE                   917,000
TRANSGLOBE ENERGY CORP       COM              893662106    5,283    657,900 SH       SOLE                   657,900
TRW AUTOMOTIVE INC           NOTE 3.500%12/0  87264MAH2   31,122 23,000,000 PRN      SOLE                23,000,000
UNITED RENTALS INC           COM              911363109    5,569    330,700 SH       SOLE                   330,700
UNIVERSAL BUSINESS PMT SOL A COM              913384103    6,242  1,085,600 SH       SOLE                 1,085,600
UNIVERSAL BUSINESS PMT SOL A *W EXP 05/09/201 913384111      140    536,900 SH       SOLE                   536,900
V F CORP                     COM              918204108    4,253     35,000 SH  PUT  SOLE                    35,000
VALERO ENERGY CORP NEW       COM              91913Y100   11,693    657,631 SH       SOLE                   657,631
VALUECLICK INC               COM              92046N102   16,065  1,032,445 SH       SOLE                 1,032,445
VCA ANTECH INC               COM              918194101    3,608    225,807 SH       SOLE                   225,807
VELTI PLC ST HELIER          SHS              G93285107    3,384    511,900 SH       SOLE                   511,900
VIACOM INC NEW               CL B             92553P201    9,858    254,472 SH       SOLE                   254,472
VIRGIN MEDIA INC             NOTE 6.500%11/1  92769LAB7   34,142 22,500,000 PRN      SOLE                22,500,000
WEST MARINE INC              COM              954235107    1,881    244,222 SH       SOLE                   244,222
WESTPORT INNOVATIONS INC     COM NEW          960908309    5,786    200,000 SH  PUT  SOLE                   200,000
YAMANA GOLD INC              COM              98462Y100    9,372    686,076 SH       SOLE                   686,076